Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 130,326	$ 127,688
Property, plant and equipment	360,286	492,952
Right-of-use assets	88,393	108,598
Other non-current receivables	44,378	7,848
Deferred tax assets	10,203	5,860
Total non-current assets	633,586	742,946
Current assets
Inventories	67,882	114,475
Trade receivables	112,951	100,955
Current tax assets	2,505	243
Other current receivables	33,820	17,818
Prepaid expenses	16,928	23,413
Cash and cash equivalents	249,299	82,644
Total current assets other than assets held for sale	483,385	339,548
Assets held for sale	0	142,703
Total current assets	483,385	482,251
TOTAL ASSETS	1,116,971	1,225,197
Equity
Share capital	105	105
Treasury shares	0	0
Other contributed capital	1,628,045	1,628,045
Other reserves	(233,204)	(171,483)
Accumulated deficit	(1,060,952)	(665,524)
Equity attributable to shareholders of the parent	333,994	791,143
Non-controlling interests	1,787
Total equity	335,781	791,143
Non-current liabilities
Lease liabilities	72,570	82,285
Liabilities to credit institutions	114,249	2,668
Provisions	10,716	7,194
Total non-current liabilities	197,535	92,147
Current liabilities
Lease liabilities	16,432	16,823
Convertible Notes	323,528	0
Liabilities to credit institutions	6,056	49,922
Trade payables	64,368	82,516
Current tax liabilities	2,732	5,515
Other current liabilities	13,873	11,823
Accrued expenses	121,338	123,037
Provisions	35,328	3,800
Total current liabilities other than Liabilities directly associated with the assets held for sale	583,655	293,436
Liabilities directly associated with assets held for sale	0	48,471
Total current liabilities	583,655	341,907
Total liabilities	781,190	434,054
TOTAL EQUITY AND LIABILITIES	$ 1,116,971	$ 1,225,197